UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                   Report for the Quarter Ended June 30, 2001


                          AMERICAN FINANCIAL GROUP, INC.
                           RETIREMENT AND SAVINGS PLAN
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                            Form 13F File Number:  28-4499


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                     Sandra W. Heimann and Thomas E. Mischell
                           Administrative Plan Committee
                                (513) 579-2121
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signatures:

Sandra W. Heimann                       Cincinnati, Ohio     August 8, 2001
----------------------------------
Sandra W. Heimann

and

Thomas E. Mischell                      Cincinnati, Ohio     August 8, 2001
----------------------------------
Thomas E. Mischell

Report Type:
         [X]  13F HOLDINGS REPORT.
         [ ]  13F NOTICE.
         [ ]  13F COMBINATION REPORT.







                                 Page 1 of 3


                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         0
                                                      ---------

Form 13F Information Table Entry Total:                    2
                                                      ---------

Form 13F Information Table Value Total (thousands):    $279,447
                                                      ---------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed: NONE


                                                  FORM 13F INFORMATION TABLE


                                                     Column 4: Column 5:                                     Column 8:
                               Column 2:               Market  Shares or    Column 6: Column 7:        Voting Authority
         Column 1:              Title of   Column 3:    Value  Principal   Investment     Other   --------------------------
       Name of Issuer            Class       CUSIP    (000's)     Amount   Discretion  Managers         Sole   Shared   None
       --------------         ----------- ----------- -------- ----------- ----------  --------    ---------  -------  -----

GREAT AMERN FINL RES INC          COM     389915 10 9 $ 35,387 1,961,563SH    Sole                 1,961,563
AMERICAN FINL GROUP INC OHIO      COM     025932 10 4  244,060 8,054,780SH    Sole                 8,054,780
                                                      --------
                                                      $279,447
                                                      ========